UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
Common Stocks: 76.0%
Aerospace & Defense: 4.6%
216,420	Boeing Co.	$28,130,272
358,900	Triumph Group, Inc.	24,125,258
		52,255,530
Beverages: 2.6%
256,565	Diageo Plc - ADR	29,271,501

Containers & Packaging: 6.2%
780,885	Crown Holdings, Inc. 1	39,747,047
1,140,085	Owens-Illinois, Inc. 1	30,770,894
		70,517,941
Diversified Financial Services: 2.1%
1,011,690	PHH Corp. 1	24,240,092

Electric Utilities: 1.9%
460,870	NRG Yield, Inc. - Class A	21,725,412

Food Products: 2.7%
772,020	Unilever NV - NYRS	30,139,661

Gas Utilities: 1.8%
828,125	Questar Corp.	20,935,000

Health Care Equipment & Supplies: 3.0%
294,860	Teleflex, Inc.	33,855,825

Health Care Providers & Services: 1.6%
456,870	HealthSouth Corp.	17,571,220

Household Durables: 0.3%
191,575	Tri Pointe Homes, Inc. 1	2,921,519

Insurance: 2.8%
68,590	Alleghany Corp. 1	31,791,465

Internet & Catalog Retail: 3.5%
1,083,215	Liberty Interactive Corp. - Class A 1	31,868,185
198,670	Liberty Ventures - Series A 1	7,493,833
		39,362,018
Internet Software & Services: 5.8%
538,185	Ebay, Inc. 1	30,202,942
30,565	Google, Inc. - Class A 1	16,219,623
35,309	Google, Inc. - Class C 1	18,586,658
		65,009,223
Media: 13.1%
230,190	Charter Communications, Inc. - Class A 1	38,354,258
1,139,220	Cinemark Holdings, Inc.	40,533,447

413,480	DIRECTV 1	35,848,716
442,300	Viacom, Inc. - Class B	33,283,075
		148,019,496
Oil, Gas & Consumable Fuels: 2.7%
146,026	California Resources Corp. 1	804,603
365,065	Occidental Petroleum Corp.	29,427,890
		30,232,493
Pharmaceuticals: 14.0%
88,470	Actavis Plc 1	22,773,063
245,410	Bayer AG - ADR	33,581,904
342,470	Johnson & Johnson	35,812,088
212,600	Novartis AG - ADR	19,699,516
319,653	Valeant Pharmaceuticals International, Inc. 1	45,745,541
		157,612,112
Thrifts & Mortgage Finance: 0.6%
577,690	Stonegate Mortgage Corp. 1	6,909,172

Trading Companies & Distributors: 3.4%
1,124,156	Air Lease Corp.	38,569,792

Water Utilities: 3.3%
698,895	American Water Works Co., Inc.	37,251,103

Total Common Stocks
(Cost $538,005,687)		858,190,575

Partnerships & Trusts: 12.2%
Oil, Gas & Consumable Fuels: 12.2%
915,095	Cone Midstream Partners L.P. 1	22,072,091
968,630	Enterprise Products Partners L.P.	34,986,916
488,934	Magellan Midstream Partners L.P.	40,415,284
1,097,035	Plains GP Holdings L.P. - Class A	28,171,859
499,150	VTTI Energy Partners L.P.	12,373,929
		138,020,079
Total Partnerships & Trusts
(Cost $73,879,447)		138,020,079

Real Estate Investment Trusts: 7.5%
574,580	Digital Realty Trust, Inc.	38,094,654
1,740,320	New Residential Investment Corp.	22,223,886
1,238,480	New Senior Investment Group, Inc. 1	20,372,996
747,510	Newcastle Investment Corp.	3,356,320
		84,047,856
Total Real Estate Investment Trusts
(Cost $95,889,167)		84,047,856

Short-Term Investments: 4.4%
49,556,807	Federated U.S. Treasury Cash Reserves, 0.000% 2	49,556,807

Total Short-Term Investments
(Cost $49,556,807)		49,556,807

Total Investments in Securities: 100.1%
(Cost $757,331,108)	1,129,815,317
Liabilities in Excess of Other Assets: (0.1)%	(1,212,198)
Total Net Assets: 100.0%	$1,128,603,119

ADR	American Depositary Receipt
NYRS	New York Registry Shares
1	Non-income producing security.
2	Annualized seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$750,382,326
Gross unrealized appreciation	408,267,311
Gross unrealized depreciation	(28,834,320)
Net unrealized appreciation	$379,432,991

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax  information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$858,190,575	$-	$-	$858,190,575
Partnerships & Trusts^	138,020,079	-	-	138,020,079
Real Estate Investment Trusts	84,047,856	-	-	84,047,856
Short-Term Investments	49,556,807	-	-	49,556,807
Total Investments	$1,129,815,317	$-	$-	$1,129,815,317

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Principal Amount		Value
Bonds: 93.9%
Corporate Bonds: 90.1%
Aerospace & Defense: 3.3%
	ADS Tactical, Inc.
$75,252,000	11.000%, 04/01/2018 1	$73,370,700
	Erickson, Inc.
72,123,000	8.250%, 05/01/2020	63,828,855
	Kratos Defense & Security Solutions, Inc.
79,750,000	7.000%, 05/15/2019	68,186,250
		205,385,805
Air Freight & Logistics: 0.2%
	XPO Logistics, Inc.
14,000,000	7.875%, 09/01/2019 1	14,700,000

Banks: 0.1%
	CIT Group, Inc.
9,500,000	4.750%, 02/15/2015 1	9,516,026

Beverages: 1.5%
	Beverages & More, Inc.
81,000,000	10.000%, 11/15/2018 1	75,633,750
	Cott Beverages, Inc.
16,500,000	6.750%, 01/01/2020 1	16,541,250
		92,175,000
Building Products: 1.6%
	Cleaver-Brooks, Inc.
76,920,000	8.750%, 12/15/2019 1	81,342,900
17,775,000	9.750%, 12/31/2019 1,2	17,293,138
		98,636,038
Capital Markets: 1.1%
	E*Trade Financial Corp.
12,850,000	6.375%, 11/15/2019	13,685,250
	Oppenheimer Holdings, Inc.
50,393,000	8.750%, 04/15/2018	53,164,615
		66,849,865
Chemicals: 2.9%
	Consolidated Energy Finance SA
38,500,000	6.750%, 10/15/2019 1	37,826,250
	HIG BBC Intermediate Holdings LLC
44,901,000	10.500% Cash or 11.250% PIK, 09/15/2018 1	43,778,475
	LSB Industries, Inc.
29,000,000	7.750%, 08/01/2019	30,305,000
	Trinseo Materials Operating SCA
68,187,000	8.750%, 02/01/2019	69,465,506
		181,375,231
Commercial Services & Supplies: 2.1%
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	9,509,500
33,865,000	8.250%, 03/15/2019	39,283,400
17,274,000	8.875%, 04/15/2021	19,130,955
5,900,000	7.000%, 02/15/2022	6,357,250
	Transfield Services Ltd.
54,000,000	8.375%, 05/15/2020 1	57,780,000
		132,061,105

Construction & Engineering: 1.1%
	Michael Baker Holdings LLC
11,000,000	8.875% Cash or 9.625% PIK, 04/15/2019 1	10,670,000
	Michael Baker International LLC
58,265,000	8.250%, 10/15/2018 1	58,265,000
		68,935,000
Construction Materials: 1.8%
	Associated Asphalt Partners LLC
56,891,000	8.500%, 02/15/2018 1	54,330,905
	Rain CII Carbon LLC
54,773,000	8.000%, 12/01/2018 1	55,594,595
		109,925,500
Consumer Finance: 2.8%
	Ally Financial, Inc.
40,695,000	8.300%, 02/12/2015	40,949,344
33,450,000	3.500%, 07/18/2016	33,909,937
24,500,000	2.750%, 01/30/2017	24,484,810
	Enova International, Inc.
78,000,000	9.750%, 06/01/2021 1	77,025,000
		176,369,091
Containers & Packaging: 3.4%
	Ardagh Finance Holdings SA
19,363,287	8.625%, 06/15/2019 1	19,169,654
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 1	50,666,000
20,000,000	3.241%, 12/15/2019 1,3	19,375,000
	Packaging Dynamics Corp.
120,777,000	8.750%, 02/01/2016 1	121,380,885
		210,591,539
Distributors: 0.2%
	Pittsburgh Glass Works LLC
14,293,000	8.000%, 11/15/2018 1	15,150,580

Diversified Consumer Services: 1.9%
	Outerwall, Inc.
17,465,000	6.000%, 03/15/2019	17,290,350
	Regis Corp.
101,000,000	5.750%, 12/05/2017 1	102,515,000
		119,805,350
Diversified Financial Services: 5.9%
	AerCap Aviation Solutions BV
3,125,000	6.375%, 05/30/2017	3,312,500
	Aviation Capital Group Corp.
14,017,000	4.625%, 01/31/2018 1	14,576,923
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	119,182,213
	International Lease Finance Corp.
33,930,000	4.875%, 04/01/2015	34,239,611
13,985,000	8.625%, 09/15/2015	14,614,325
	Intrepid Aviation Group Holdings LLC
58,700,000	6.875%, 02/15/2019 1	57,085,750
	Milestone Aviation Group Ltd.
117,297,000	8.625%, 12/15/2017 1	127,267,245
		370,278,567
Diversified Telecommunication Services: 1.2%
	Paetec Holding Corp.
31,895,000	9.875%, 12/01/2018	33,601,382
	Windstream Corp.
37,335,000	8.125%, 09/01/2018	38,772,398
		72,373,780

Electronic Equipment, Instruments & Components: 0.7%
	Kemet Corp.
42,362,000	10.500%, 05/01/2018	43,632,860

Energy Equipment & Services: 0.9%
	Era Group, Inc.
19,500,000	7.750%, 12/15/2022	20,182,500
	ION Geophysical Corp.
10,900,000	8.125%, 05/15/2018	9,428,500
	Tervita Corp.
45,700,000	10.875%, 02/15/2018 1	28,105,500
		57,716,500
Food & Staples Retailing: 10.2%
	BI-LO LLC
120,912,000	8.625% Cash or 9.375% PIK, 09/15/2018 1	91,288,560
	KeHE Distributors LLC
10,500,000	7.625%, 08/15/2021 1	11,182,500
	Michaels FinCo Holdings LLC
72,903,000	7.500%, 08/01/2018 1	74,543,317
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	213,403,750
	Roundy's Supermarkets, Inc.
32,540,000	10.250%, 12/15/2020 1	28,472,500
	Spartan Stores, Inc.
45,000,000	6.625%, 12/15/2016 1	46,012,500
	Tops Holding Corp.
72,536,000	8.875%, 12/15/2017	74,349,400
	Tops Holding II Corp.
35,820,000	8.750%, 06/15/2018	34,566,300
	US Foods, Inc.
60,504,000	8.500%, 06/30/2019	64,194,744
		638,013,571
Food Products: 4.9%
	Big Heart Pet Brands
113,881,000	7.625%, 02/15/2019	112,172,785
	Hearthside Group Holdings LLC
67,140,000	6.500%, 05/01/2022 1	65,797,200
	Shearer's Foods LLC
71,838,000	9.000%, 11/01/2019 1	78,662,610
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 1	48,265,000
		304,897,595
Gas Utilities: 0.2%
	Star Gas Partners L.P.
12,801,000	8.875%, 12/01/2017	13,185,030

Health Care Equipment & Supplies: 2.6%
	Alere, Inc.
154,272,000	8.625%, 10/01/2018	160,057,200

Health Care Providers & Services: 5.4%
	CHS/Community Health Systems, Inc.
140,090,000	8.000%, 11/15/2019	149,896,300
	Hanger, Inc.
46,671,000	7.125%, 11/15/2018	47,137,710
	HCA, Inc.
13,682,000	7.190%, 11/15/2015	14,314,792

	VWR Funding, Inc.
120,430,000	7.250%, 09/15/2017	126,300,963
		337,649,765
Hotels, Restaurants & Leisure: 3.1%
	Boyd Gaming Corp.
66,576,000	9.125%, 12/01/2018	68,573,280
	Carrols Restaurant Group, Inc.
53,351,000	11.250%, 05/15/2018	57,619,080
	Peninsula Gaming Corp.
15,456,000	8.375%, 02/15/2018 1	16,151,520
	Ruby Tuesday, Inc.
51,279,000	7.625%, 05/15/2020	50,509,815
		192,853,695
Household Durables: 2.5%
	Blyth, Inc.
49,000,000	6.000%, 06/30/2017 (Acquired 05/07/2013, Cost $49,000,000) 1,2	50,255,870
	Century Intermediate Holding Co.
56,000,000	9.750% Cash or 9.750% PIK, 02/15/2019 1	59,080,000
	Ethan Allen Global, Inc.
47,970,000	5.375%, 10/01/2015	48,809,475
		158,145,345
Household Products: 0.3%
	Sun Products Corp.
21,700,000	7.750%, 03/15/2021 1	18,445,000

Independent Power & Renewable Electricity Producers: 1.2%
	NRG Energy, Inc.
69,715,000	8.250%, 09/01/2020	74,769,338

IT Services: 0.4%
	Unisys Corp.
26,207,000	6.250%, 08/15/2017	27,451,833

Leisure Products: 1.7%
	Smith & Wesson Holding Corp.
49,500,000	5.875%, 06/15/2017 1	49,995,000
55,000,000	5.000%, 07/15/2018 1,2	53,591,835
		103,586,835
Machinery: 1.7%
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	60,909,750
	Waterjet Holdings, Inc.
41,860,000	7.625%, 02/01/2020 1	43,220,450
		104,130,200
Media: 2.8%
	Carmike Cinemas, Inc.
20,127,000	7.375%, 05/15/2019	21,485,572
	Crown Media Holdings, Inc.
29,697,000	10.500%, 07/15/2019	32,443,972
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	20,085,000
	MDC Partners, Inc.
48,050,000	6.750%, 04/01/2020 1	49,671,688
	NAI Entertainment Holdings
34,908,000	5.000%, 08/01/2018 1	35,955,240
	ONO Finance II Plc
16,995,000	10.875%, 07/15/2019 1	18,035,944
		177,677,416

Metals & Mining: 7.6%
	A.M. Castle & Co.
89,138,000	12.750%, 12/15/2016	88,915,155
	Coeur Mining, Inc.
72,500,000	7.875%, 02/01/2021	57,456,250
	Edgen Murray Corp.
157,239,000	8.750%, 11/01/2020 1	171,980,156
	Hecla Mining Co.
40,625,000	6.875%, 05/01/2021	35,953,125
	Horsehead Holding Corp.
9,500,000	9.000%, 06/01/2017 1	9,642,500
18,000,000	10.500%, 06/01/2017 1	19,800,000
72,075,000	10.500%, 06/01/2017 1	79,282,500
10,000,000	10.500%, 06/01/2017 1	11,000,000
		474,029,686
Multiline Retail: 0.7%
	Bon-Ton Department Stores, Inc.
12,804,000	10.625%, 07/15/2017	12,804,000
40,224,000	8.000%, 06/15/2021	33,788,160
		46,592,160
Oil, Gas & Consumable Fuels: 4.2%
	Armstrong Energy, Inc.
19,995,000	11.750%, 12/15/2019	20,694,825
	Calumet Specialty Products Partners L.P.
35,040,000	9.625%, 08/01/2020	36,616,800
13,840,000	6.500%, 04/15/2021 1	12,421,400
	Genesis Energy L.P.
25,305,000	7.875%, 12/15/2018	25,684,575
	Global Partners L.P.
39,600,000	6.250%, 07/15/2022 1	38,610,000
	NGL Energy Partners L.P.
24,250,000	6.875%, 10/15/2021 1	24,007,500
	Resolute Energy Corp.
47,229,000	8.500%, 05/01/2020	24,027,754
	Ultra Resources, Inc.
34,500,000	7.310%, 03/01/2016 1,2	34,576,625
24,500,000	5.920%, 03/01/2018 2	22,985,973
	Vanguard Natural Resources LLC
25,260,000	7.875%, 04/01/2020	21,919,365
		261,544,817
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
47,500,000	5.875%, 05/15/2023	45,362,500

Pharmaceuticals: 1.1%
	Valeant Pharmaceuticals International, Inc.
67,845,000	6.875%, 12/01/2018 1	70,236,536

Road & Rail: 1.5%
	Hertz Corp.
91,442,000	7.500%, 10/15/2018	95,099,680

Semiconductors & Semiconductor Equipment: 1.2%
	Global A&T Electronics Ltd.
65,000,000	10.000%, 02/01/2019 1	57,980,000
	NXP BV
15,000,000	3.500%, 09/15/2016 1	15,187,500
		73,167,500
Specialty Retail: 1.5%
	Brown Shoe Co., Inc.
27,350,000	7.125%, 05/15/2019	28,649,125

	Express LLC
25,012,000	8.750%, 03/01/2018	25,824,890
	Gibson Brands, Inc.
40,375,000	8.875%, 08/01/2018 1	38,961,875
		93,435,890
Thrifts & Mortgage Finance: 0.6%
	Nationstar Mortgage Holdings, Inc.
36,186,000	9.625%, 05/01/2019	38,447,625

Tobacco: 1.0%
	Alliance One International, Inc.
69,000,000	9.875%, 07/15/2021	61,927,500

Wireless Telecommunication Services: 0.3%
	Sprint Communications, Inc.
15,068,000	8.375%, 08/15/2017	16,311,110

Total Corporate Bonds
(Cost $5,802,600,892)		5,632,495,664

Convertible Bonds: 3.8%
Aerospace & Defense: 0.1%
	AAR Corp.
3,810,000	2.250%, 03/01/2016	3,957,637

Air Freight & Logistics: 0.1%
	XPO Logistics, Inc.
2,720,000	4.500%, 10/01/2017	6,937,700

Capital Markets: 1.5%
	Knight Capital Group, Inc.
93,500,000	3.500%, 03/15/2015	94,318,125

Diversified Financial Services: 0.0%
	Air Lease Corp.
1,305,000	3.875%, 12/01/2018	1,789,481

Health Care Equipment & Supplies: 0.5%
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	34,144,688

Machinery: 0.7%
	Navistar International Corp.
42,210,000	4.500%, 10/15/2018	40,679,888

Metals & Mining: 0.1%
	A.M. Castle & Co.
6,700,000	7.000%, 12/15/2017	6,884,250

Oil, Gas & Consumable Fuels: 0.3%
	Alon USA Energy, Inc.
9,000,000	3.000%, 09/15/2018 1	9,663,750
	Bill Barrett Corp.
6,103,000	5.000%, 03/15/2028	6,106,845
		15,770,595
Semiconductors & Semiconductor Equipment: 0.5%
	NVIDIA Corp.
29,000,000	1.000%, 12/01/2018	33,476,875

Total Convertible Bonds
(Cost $211,905,468)		237,959,239

Total Bonds
(Cost $6,014,506,360)		5,870,454,903

Shares
Short-Term Investments: 4.4%
276,265,172	Federated U.S. Treasury Cash Reserves, 0.000% 4	276,265,172

Total Short-Term Investments
(Cost $276,265,172)		276,265,172

Total Investments in Securities: 98.3%
(Cost $6,290,771,532)		6,146,720,075
Other Assets in Excess of Liabilities: 1.7%		104,341,774
Total Net Assets: 100.0%		$6,251,061,849

1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2014, the value of these securities amounted to $2,670,937,602, or 42.7% of net assets.

2	Security is fair valued under supervision of the Board of Trustees.
3	Variable rate security; rate shown is the rate in effect on December 31, 2014.
4	Annualized seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments		$6,291,513,285
Gross unrealized appreciation		75,373,221
Gross unrealized depreciation		(220,166,431)
Net unrealized depreciation		$(144,793,210)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Corporate Bonds^	$-	$5,453,792,223	$178,703,441	$5,632,495,664
Convertible Bonds^	-	237,959,239	-	237,959,239
Short-Term Investments	276,265,172	-	-	276,265,172
Total Investments	$276,265,172	$5,691,751,462	$178,703,441	$6,146,720,075

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 securities during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2014	$113,982,724
Accrued discounts/premiums	(911,800)
Realized gain (loss)	39,500
Change in unrealized appreciation (depreciation)	(6,808,483)
Purchases	84,038,750
Sales	(1,994,750)
Transfer in and/or out of Level 3	(9,642,500)
Balance as of December 31, 2014	$178,703,441

Transfers made out of Level 3 and into Level 2 as a third party pricing vendor began providing a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2014:	$(6,950,983)

Type of Security	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$50,255,870	Benchmark Pricing	Base price	$102.56
	$57,562,598	Comparable Securities	Discount/Premium to yield	(75)bps-25bps
	$17,293,138	Comparable Securities	Relative yield analysis	300bps
	$53,591,835	Comparable Securities	Discount/Premium to yield	33bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. These Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
Common Stocks: 48.1%
Aerospace & Defense: 3.0%
41,330	Boeing Co.	$5,372,073
55,735	Triumph Group, Inc.	3,746,507
		9,118,580
Beverages: 1.7%
45,430	Diageo Plc - ADR	5,183,109

Containers & Packaging: 4.4%
136,955	Crown Holdings, Inc. 1	6,971,010
235,290	Owens-Illinois, Inc. 1	6,350,477
		13,321,487
Diversified Financial Services: 1.2%
153,890	PHH Corp. 1	3,687,204

Electric Utilities: 2.2%
141,930	NRG Yield, Inc. - Class A	6,690,580

Food Products: 1.2%
93,685	Unilever NV - NYRS	3,657,462

Gas Utilities: 1.1%
133,020	Questar Corp.	3,362,746

Health Care Equipment & Supplies: 1.5%
40,530	Teleflex, Inc.	4,653,655

Health Care Providers & Services: 0.8%
60,850	HealthSouth Corp.	2,340,291

Household Durables: 0.2%
32,810	Tri Pointe Homes, Inc. 1	500,352

Insurance: 1.4%
9,601	Alleghany Corp. 1	4,450,063

Internet & Catalog Retail: 2.6%
215,845	Liberty Interactive Corp. - Class A 1	6,350,160
39,601	Liberty Ventures - Series A 1	1,493,750
		7,843,910
Internet Software & Services: 3.7%
96,475	Ebay, Inc. 1	5,414,177
4,540	Google, Inc. - Class A 1	2,409,197
6,763	Google, Inc. - Class C 1	3,560,043
		11,383,417
Media: 8.1%
39,885	Charter Communications, Inc. - Class A 1	6,645,639
179,935	Cinemark Holdings, Inc.	6,402,087
65,380	DIRECTV 1	5,668,446
79,820	Viacom, Inc. - Class B	6,006,455
		24,722,627
Oil, Gas & Consumable Fuels: 1.7%
23,074	California Resources Corp. 1	127,138
62,685	Occidental Petroleum Corp.	5,053,038
		5,180,176
Pharmaceuticals: 8.8%
16,995	Actavis Plc 1	4,374,683
35,740	Bayer AG - ADR	4,890,661
47,405	Johnson & Johnson	4,957,141
58,765	Novartis AG - ADR	5,445,165
50,084	Valeant Pharmaceuticals International, Inc. 1	7,167,521
		26,835,171
Thrifts & Mortgage Finance: 0.5%
117,940	Stonegate Mortgage Corp. 1	1,410,562

Trading Companies & Distributors: 2.0%
176,615	Air Lease Corp.	6,059,661

Water Utilities: 2.0%
113,700	American Water Works Co., Inc.	6,060,210

Total Common Stocks
(Cost $114,093,381)		146,461,263

Partnerships & Trusts: 8.0%
Oil, Gas & Consumable Fuels: 8.0%
164,435	Cone Midstream Partners L.P. 1	3,966,173
151,460	Enterprise Products Partners L.P.	5,470,735
72,970	Magellan Midstream Partners L.P.	6,031,700
195,805	Plains GP Holdings L.P. - Class A	5,028,272
164,980	VTTI Energy Partners L.P.	4,089,854
		24,586,734
Total Partnerships & Trusts
(Cost $19,964,322)		24,586,734

Real Estate Investment Trusts: 5.6%
116,155	Digital Realty Trust, Inc.	7,701,077
317,787	New Residential Investment Corp.	4,058,140
283,792	New Senior Investment Group, Inc. 1	4,668,378
151,508	Newcastle Investment Corp.	680,271
		17,107,866
Total Real Estate Investment Trusts
(Cost $19,487,147)		17,107,866

Principal Amount
Bonds: 33.1%
Corporate Bonds: 32.1%
Aerospace & Defense: 0.8%
	ADS Tactical, Inc.
$612,000	11.000%, 04/01/2018 2	596,700
	Erickson, Inc.
1,000,000	8.250%, 05/01/2020	885,000
	Kratos Defense & Security Solutions, Inc.
1,000,000	7.000%, 05/15/2019	855,000
		2,336,700
Air Freight & Logistics: 0.4%
	XPO Logistics, Inc.
1,000,000	7.875%, 09/01/2019 2	1,050,000

Beverages: 0.6%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/2018 2	933,750
	Cott Beverages, Inc.
1,000,000	6.750%, 01/01/2020 2	1,002,500
		1,936,250
Building Products: 0.5%
	Cleaver-Brooks, Inc.
1,275,000	8.750%, 12/15/2019 2	1,348,313
225,000	9.750%, 12/31/2019 2,3	218,900
		1,567,213
Capital Markets: 0.6%
	E*Trade Financial Corp.
150,000	6.375%, 11/15/2019	159,750
	Oppenheimer Holdings, Inc.
1,500,000	8.750%, 04/15/2018	1,582,500
		1,742,250
Chemicals: 1.4%
	Consolidated Energy Finance
1,500,000	6.750%, 10/15/2019 2	1,473,750
	HIG BBC Intermediate Holdings LLC
1,000,000	10.500% Cash or 11.250% PIK, 09/15/2018 2	975,000
	LSB Industries, Inc.
1,000,000	7.750%, 08/01/2019	1,045,000
	Trinseo Materials Operating SCA
810,000	8.750%, 02/01/2019	825,187
		4,318,937
Commercial Services & Supplies: 0.7%
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	870,000
250,000	8.875%, 04/15/2021	276,875
	Transfield Services Ltd.
1,000,000	8.375%, 05/15/2020 2	1,070,000
		2,216,875
Construction & Engineering: 0.3%
	Michael Baker International LLC
1,000,000	8.250%, 10/15/2018 2	1,000,000

Construction Materials: 0.9%
	Associated Asphalt Partners LLC
1,250,000	8.500%, 02/15/2018 2	1,193,750
	Rain CII Carbon LLC
1,500,000	8.000%, 12/01/2018 2	1,522,500
		2,716,250
Consumer Finance: 0.7%
	Ally Financial, Inc.
500,000	3.500%, 07/18/2016	506,875
500,000	2.750%, 01/30/2017	499,690
	Enova International, Inc.
1,000,000	9.750%, 06/01/2021 2	987,500
		1,994,065
Containers & Packaging: 1.2%
	Ardagh Finance Holdings SA
1,043,843	8.625%, 06/15/2019 2	1,033,405
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 2	980,000
	Packaging Dynamics Corp.
1,500,000	8.750%, 02/01/2016 2	1,507,500
		3,520,905
Distributors: 0.3%
	Pittsburgh Glass Works LLC
899,000	8.000%, 11/15/2018 2	952,940

Diversified Consumer Services: 0.3%
	Regis Corp.
1,000,000	5.750%, 12/05/2017 2	1,015,000

Diversified Financial Services: 1.2%
	Aviation Capital Group Corp.
400,000	4.625%, 01/31/2018 2	415,978
	Icahn Enterprises L.P.
750,000	3.500%, 03/15/2017	751,875
	Intrepid Aviation Group Holdings LLC
1,000,000	6.875%, 02/15/2019 2	972,500
	Milestone Aviation Group Ltd.
1,500,000	8.625%, 12/15/2017 2	1,627,500
		3,767,853
Diversified Telecommunication Services: 0.5%
	Paetec Holding Corp.
1,000,000	9.875%, 12/01/2018	1,053,500
	Windstream Corp.
500,000	8.125%, 09/01/2018	519,250
		1,572,750
Electronic Equipment, Instruments & Components: 0.5%
	Kemet Corp.
1,500,000	10.500%, 05/01/2018	1,545,000

Energy Equipment & Services: 0.3%
	Era Group, Inc.
500,000	7.750%, 12/15/2022	517,500
	Tervita Corp.
800,000	10.875%, 02/15/2018 2	492,000
		1,009,500
Food & Staples Retailing: 2.7%
	BI-LO LLC
1,000,000	8.625% Cash or 9.375% PIK, 09/15/2018 2	755,000
	KeHE Distributors LLC
1,000,000	7.625%, 08/15/2021 2	1,065,000
	Michaels FinCo Holdings LLC
750,000	7.500%, 08/01/2018 2	766,875
	Rite Aid Corp.
1,500,000	9.250%, 03/15/2020	1,640,625
	Roundy's Supermarkets, Inc.
1,000,000	10.250%, 12/15/2020 2	875,000
	Tops Holding Corp.
1,000,000	8.875%, 12/15/2017	1,025,000
	Tops Holding II Corp.
500,000	8.750%, 06/15/2018	482,500
	US Foods, Inc.
1,500,000	8.500%, 06/30/2019	1,591,500
		8,201,500
Food Products: 1.5%
	Big Heart Pet Brands
1,000,000	7.625%, 02/15/2019	985,000
	Hearthside Group Holdings LLC
985,000	6.500%, 05/01/2022 2	965,300
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 2	1,642,500
	Simmons Foods, Inc.
1,000,000	7.875%, 10/01/2021 2	985,000
		4,577,800
Gas Utilities: 0.5%
	Star Gas Partners L.P.
1,500,000	8.875%, 12/01/2017	1,545,000

Health Care Equipment & Supplies: 0.5%
	Alere, Inc.
1,500,000	8.625%, 10/01/2018	1,556,250

Health Care Providers & Services: 1.5%
	CHS/Community Health Systems, Inc.
1,500,000	8.000%, 11/15/2019	1,605,000
	Hanger, Inc.
1,500,000	7.125%, 11/15/2018	1,515,000
	VWR Funding, Inc.
1,500,000	7.250%, 09/15/2017	1,573,125
		4,693,125
Hotels, Restaurants & Leisure: 1.0%
	Boyd Gaming Corp.
1,000,000	9.125%, 12/01/2018	1,030,000
	Carrols Restaurant Group, Inc.
1,000,000	11.250%, 05/15/2018	1,080,000
	Ruby Tuesday, Inc.
900,000	7.625%, 05/15/2020	886,500
		2,996,500
Household Durables: 1.0%
	Blyth, Inc.
1,000,000	6.000%, 06/30/2017 (Acquired 05/07/2013, Cost $1,000,000) 2,3	1,025,630
	Century Intermediate Holding Co.
1,000,000	9.750% Cash or 9.750% PIK, 02/15/2019 2	1,055,000
	Ethan Allen Global, Inc.
1,000,000	5.375%, 10/01/2015	1,017,500
		3,098,130

Independent Power & Renewable Electricity Producers: 0.5%
	NRG Energy, Inc.
1,500,000	8.250%, 09/01/2020	1,608,750

IT Services: 0.2%
	Unisys Corp.
500,000	6.250%, 08/15/2017	523,750

Leisure Products: 0.5%
	Smith & Wesson Holding Corp.
500,000	5.875%, 06/15/2017 2	505,000
1,000,000	5.000%, 07/15/2018 2,3	974,397
		1,479,397
Machinery: 0.7%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	990,000
	Waterjet Holdings, Inc.
1,065,000	7.625%, 02/01/2020 2	1,099,613
		2,089,613
Media: 1.8%
	Carmike Cinemas, Inc.
1,000,000	7.375%, 05/15/2019	1,067,500
	Crown Media Holdings, Inc.
1,500,000	10.500%, 07/15/2019	1,638,750
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	515,000
	MDC Partners, Inc.
1,000,000	6.750%, 04/01/2020 2	1,033,750
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 2	1,030,000
	ONO Finance II Plc
250,000	10.875%, 07/15/2019 2	265,312
		5,550,312
Metals & Mining: 1.9%
	A.M. Castle & Co.
1,000,000	12.750%, 12/15/2016	997,500
	Coeur Mining, Inc.
1,000,000	7.875%, 02/01/2021	792,500
	Edgen Murray Corp.
1,500,000	8.750%, 11/01/2020 2	1,640,625
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	885,000
	Horsehead Holding Corp.
500,000	9.000%, 06/01/2017 2	507,500
900,000	10.500%, 06/01/2017 2	990,000
		5,813,125
Multiline Retail: 0.5%
	Bon-Ton Department Stores, Inc.
800,000	10.625%, 07/15/2017	800,000
700,000	8.000%, 06/15/2021	588,000
		1,388,000
Oil, Gas & Consumable Fuels: 2.0%
	Calumet Specialty Products Partners L.P.
1,200,000	9.625%, 08/01/2020	1,254,000
	Genesis Energy L.P.
1,500,000	7.875%, 12/15/2018	1,522,500
	Global Partners L.P.
1,000,000	6.250%, 07/15/2022 2	975,000
	NGL Energy Partners L.P.
750,000	6.875%, 10/15/2021 2	742,500
	Resolute Energy Corp.
800,000	8.500%, 05/01/2020	407,000
	Ultra Resources, Inc.
500,000	7.310%, 03/01/2016 2,3	501,111
500,000	5.920%, 03/01/2018 3	469,101
	Vanguard Natural Resources LLC
200,000	7.875%, 04/01/2020	173,550
		6,044,762
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
500,000	5.875%, 05/15/2023	477,500

Pharmaceuticals: 0.3%
	Valeant Pharmaceuticals International, Inc.
792,000	6.875%, 12/01/2018 2	819,918

Road & Rail: 0.5%
	Hertz Corp.
1,500,000	7.500%, 10/15/2018	1,560,000

Semiconductors & Semiconductor Equipment: 0.3%
	Global A&T Electronics Ltd.
1,000,000	10.000%, 02/01/2019 2	892,000

Specialty Retail: 1.6%
	Brown Shoe Co., Inc.
1,500,000	7.125%, 05/15/2019	1,571,250

	Express LLC
1,500,000	8.750%, 03/01/2018	1,548,750
	Gibson Brands, Inc.
1,000,000	8.875%, 08/01/2018 2	965,000
	Outerwall, Inc.
920,000	6.000%, 03/15/2019	910,800
		4,995,800
Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage Holdings, Inc.
1,000,000	9.625%, 05/01/2019	1,062,500

Tobacco: 0.3%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	897,500

Wireless Telecommunication Services: 0.5%
	Sprint Communications, Inc.
1,500,000	8.375%, 08/15/2017	1,623,750

Total Corporate Bonds
(Cost $99,796,961)		97,757,470

Convertible Bonds: 1.0%
Aerospace & Defense: 0.1%
	AAR Corp.
300,000	2.250%, 03/01/2016	311,625

Capital Markets: 0.3%
	Knight Capital Group, Inc.
1,000,000	3.500%, 03/15/2015	1,008,750

Machinery: 0.0%
	Navistar International Corp.
150,000	4.500%, 10/15/2018	144,563

Metals & Mining: 0.2%
	A.M. Castle & Co.
500,000	7.000%, 12/15/2017	513,750

Semiconductors & Semiconductor Equipment: 0.4%
	NVIDIA Corp.
1,000,000	1.000%, 12/01/2018	1,154,375

Total Convertible Bonds
(Cost $2,938,356)		3,133,063

Total Bonds
(Cost $102,735,317)		100,890,533

Shares
Short-Term Investments: 4.3%
13,009,807	Federated U.S. Treasury Cash Reserves, 0.000% 4	13,009,807

Total Short-Term Investments
(Cost $13,009,807)		13,009,807

Total Investments in Securities: 99.1%
(Cost $269,289,974)		302,056,203
Other Assets in Excess of Liabilities: 0.9%		2,632,048
Total Net Assets: 100.0%		$304,688,251

ADR	American Depositary Receipt
NYRS	New York Registry Shares
1	Non-income producing security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2014, the value of these securities amounted to $44,446,516, or 14.6% of net assets.

3	Security is fair valued under supervision of the Board of Trustees.
4	Annualized seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$269,284,810
Gross unrealized appreciation	41,982,948
Gross unrealized depreciation	(9,211,555)
Net unrealized appreciation	$32,771,393

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$146,461,263	$-	$-	$146,461,263
Partnerships & Trusts^	24,586,734	-	-	24,586,734
Real Estate Investment Trusts	17,107,866	-	-	17,107,866
Corporate Bonds^	-	94,568,331	3,189,139	97,757,470
Convertible Bonds^	-	3,133,063	-	3,133,063
Short-Term Investments	13,009,807	-	-	13,009,807
Total Investments	$201,165,670	$97,701,394	$3,189,139	$302,056,203

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 securities during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2014	$2,107,492
Accrued discounts/premiums	(13,951)
Realized gain (loss)	500
Change in unrealized appreciation (depreciation)	(118,402)
Purchases	1,746,250
Sales	(25,250)
Transfer in and/or out of Level 3	(507,500)
Balance as of December 31, 2014	$3,189,139

Transfers made out of Level 3 and into Level 2 as a third party pricing vendor began providing a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2014:	$(125,902)

Type of Security	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$1,025,630	Benchmark Pricing	Base price	$102.56
	$970,212	Comparable Securities	Discount/Premium to yield	(75)bps-25bps
	$218,900	Comparable Securities	Relative yield analysis	300bps
	$974,397	Comparable Securities	Discount/Premium to yield	33bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. These Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
Common Stocks: 77.9%
Aerospace & Defense: 4.8%
8,960	Boeing Co.	$1,164,621
14,695	Triumph Group, Inc.	987,798
		2,152,419
Beverages: 2.9%
11,575	Diageo Plc - ADR	1,320,592

Containers & Packaging: 6.6%
28,440	Crown Holdings, Inc. 1	1,447,596
55,505	Owens-Illinois, Inc. 1	1,498,080
		2,945,676
Diversified Financial Services: 2.5%
46,030	PHH Corp. 1	1,102,879

Electric Utilities: 2.4%
22,660	NRG Yield, Inc. - Class A	1,068,192

Food Products: 3.1%
35,085	Unilever NV - NYRS	1,369,718

Gas Utilities: 1.7%
30,900	Questar Corp.	781,152

Health Care Equipment & Supplies: 2.8%
11,070	Teleflex, Inc.	1,271,057

Health Care Providers & Services: 1.4%
16,325	HealthSouth Corp.	627,860

Household Durables: 0.3%
7,590	Tri Pointe Homes, Inc. 1	115,748

Insurance: 2.9%
2,760	Alleghany Corp. 1	1,279,260

Internet & Catalog Retail: 4.0%
49,200	Liberty Interactive Corp. - Class A 1	1,447,464
8,521	Liberty Ventures - Series A 1	321,412
		1,768,876
Internet Software & Services: 6.7%
25,345	Ebay, Inc. 1	1,422,361
1,465	Google, Inc. - Class A 1	777,417
1,465	Google, Inc. - Class C 1	771,176
		2,970,954
Media: 9.9%
9,555	Charter Communications, Inc. - Class A 1	1,592,054
39,605	Cinemark Holdings, Inc.	1,409,146
19,200	Viacom, Inc. - Class B	1,444,800
		4,446,000
Oil, Gas & Consumable Fuels: 3.1%
6,788	California Resources Corp. 1	37,402
16,970	Occidental Petroleum Corp.	1,367,952
		1,405,354

Pharmaceuticals: 15.5%
3,910	Actavis Plc 1	1,006,473
9,470	Bayer AG - ADR	1,295,875
14,625	Johnson & Johnson	1,529,336
13,165	Novartis AG - ADR	1,219,869
13,100	Valeant Pharmaceuticals International, Inc. 1	1,874,741
		6,926,294
Thrifts & Mortgage Finance: 1.0%
38,020	Stonegate Mortgage Corp. 1	454,719

Trading Companies & Distributors: 3.1%
40,400	Air Lease Corp.	1,386,124

Water Utilities: 3.2%
27,235	American Water Works Co., Inc.	1,451,625

Total Common Stocks
(Cost $26,309,784)		34,844,499

Partnerships & Trusts: 12.8%
Oil, Gas & Consumable Fuels: 12.8%
41,950	Cone Midstream Partners L.P. 1	1,011,834
38,690	Enterprise Products Partners L.P.	1,397,483
17,355	Magellan Midstream Partners L.P.	1,434,564
50,920	Plains GP Holdings L.P. - Class A	1,307,625
23,405	VTTI Energy Partners L.P.	580,210
		5,731,716
Total Partnerships & Trusts
(Cost $4,475,113)		5,731,716

Real Estate Investment Trusts: 7.6%
22,540	Digital Realty Trust, Inc.	1,494,402
77,965	New Residential Investment Corp.	995,613
54,991	New Senior Investment Group, Inc. 1	904,602
		3,394,617
Total Real Estate Investment Trusts
(Cost $3,147,974)		3,394,617

Short-Term Investments: 1.8%
807,524	Federated U.S. Treasury Cash Reserves, 0.000% 2	807,524

Total Short-Term Investments
(Cost $807,524)		807,524

Total Investments in Securities: 100.1%
(Cost $34,740,395)		44,778,356
Liabilities in Excess of Other Assets: (0.1)%		(43,317)
Total Net Assets: 100.0%		$44,735,039

ADR		American Depository Receipt
NYRS		New York Regstry Shares
	1	Non-income producing security.
	2	Annualized seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$34,747,022
Gross unrealized appreciation	10,534,836
Gross unrealized depreciation	(503,502)
Net unrealized appreciation	$10,031,334

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$34,844,499	$-	$-	$34,844,499
Partnerships & Trusts^	5,731,716	-	-	5,731,716
Real Estate Investment Trusts	3,394,617	-	-	3,394,617
Short-Term Investments	807,524	-	-	807,524
Total Investments	$44,778,356	$-	$-	$44,778,356

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date               2/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date               2/23/2015

By (Signature and Title)*                 /s/  Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date               2/21/2015

* Print the name and title of each signing officer under his or her signature.